Business Combinations and Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations and Acquisitions [Abstract]
Business Combinations and Acquisitions
2.	Business Combinations and Acquisitions

CBF Acquisition of Southern Community Financial Corporation

On October 1, 2012, the acquisition of all of the preferred and common share interests of Southern Community Financial Corporation (“SCMF” or “Southern Community”) was consummated for a total purchase price of $99,325 in cash. In addition, SCMF shareholders received a contingent value right (“CVR”) which could pay up to $1.30 per share (maximum potential payment of $21,912) in cash at the end of a five-year period based on 75% of the savings to the extent that legacy loan and foreclosed asset losses are less than a prescribed amount. As part of the acquisition, the Company purchased from the United States Department of the Treasury (the “Treasury”) all of the outstanding shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A and related warrants originally issued by SCMF to the Treasury in connection with SCMF’s participation in the Treasury’s Troubled Asset Relief Program (“TARP”). The cash purchase price was approximately $46,932 which is equal to the outstanding liquidation amount of the preferred stock and is included in the $99,325 above. Subsequently, SCMF cancelled the Series A Preferred stock. SCMF was the parent of Southern Community Bank and Trust, a bank with 22 branches in Winston-Salem, the Piedmont Triad, and other North Carolina markets. The estimated fair values of assets acquired and liabilities assumed in the acquisition of SCMF were initially based on the information that was available at the time. subsequently, CBF concluded that the underlying asset quality in the SCMF loan portfolio should lead to better credit performance than originally anticipated in our preliminary estimates of fair value. Completion of portfolio due diligence of credit attributes of the acquired loans not initially known but existing at the acquisition date, including assessment of the predecessor institution’s underwriting approach and practices, quality of risk ratings, and borrower credit scores, ultimately resulted in the necessity to revise the original estimate of fair value during 2013. As required by the acquisition method of accounting, the Company retrospectively adjusted the acquisition date balance sheet and the results of operations of the fourth quarter and year ended of 2012 to reflect the following: (1) an increase in the estimated fair value of the loan portfolio; (2) an increase in the associated CVR; (3) a decrease in the deferred tax asset related to the increased value of loans; (4) a decrease in Goodwill caused by the net effect of these adjustments. All amounts presented herein reflect such adjustments. A reconciliation of their impact on the acquired assets, assumed liabilities and prior period operating results is shown below:

(Dollars in thousands)	Reported on Dec. 31, 2012 as of October 1, 2012	Measurement Period Adjustments	Revised as of October 1, 2012
Fair value of assets acquired:
Cash and cash equivalents	$256,267		$256,267
Investment securities	189,771		189,771
Loans	774,781	43,238	818,019
Premises and equipment	35,061		35,061
Other intangible assets	6,860		6,860
Deferred tax asset	43,481	(15,532)	27,949
Other assets	60,159	(174)	59,985

Total assets acquired	1,366,380	27,532	1,393,912

Fair value of liabilities assumed:
Deposits	1,093,914		1,093,914
Long term debt and other borrowings	187,341		187,341
Other liabilities	17,703	11,656	29,359

Total liabilities assumed	1,298,958	11,656	1,310,614

Fair value of net assets acquired	67,422	15,876	83,298
Purchase price	99,325		99,325

Goodwill	$31,903	$(15,876)	$16,027

Revision of Previously Issued Financial Statements

As a result of the measurement period adjustment discussed above, the Company revised the 2012 Consolidated Financial Statements as noted herein and, as applicable, 2012 amounts related to loans, net, allowance for loan losses, other real estate owned, goodwill, deferred income taxes, net and accrued interest payable and other liabilities, as adjusted in Notes 5, 6, 9, 10, 15, 19, 20 and 21:

(Dollars in thousands)	December 31, 2012 Revised	December 31, 2012 as Filed

Total assets	$7,306,953	$7,295,713
Total liabilities	6,151,610	6,139,682
Total shareholders’ equity	1,155,343	1,156,031
Total liabilities and shareholders’ equity	7,306,953	7,295,713

	For the Year Ended
	December 31, 2012 Revised	December 31, 2012 as Filed

Income before income taxes	$33,483	$34,435
Income tax benefit	(21,542)	(21,278)
Net income attributable to Capital Bank Financial Corp.	50,491	51,179

Basic earnings per common share	$1.06	$1.07

Diluted earnings per common share	$1.04	$1.06

CBF Investment in Green Bankshares Inc.

On September 7, 2011, Green Bankshares completed the issuance and sale of 119,900 shares of its common stock to the Company for gross consideration of $217,019 less $750 of the Company’s expenses which were reimbursed by Green Bankshares (the “GRNB Investment”). The total consideration was comprised of $147,600 of cash and the Company’s Series A Preferred Stock and warrant to purchase shares of common stock issued by Green Bankshares to the Treasury in connection with the TARP, which were repurchased by the Company and contributed to GRNB at fair value of $68,700 as a component of the Company’s investment consideration. Subsequently, GRNB cancelled the Series A Preferred Stock. In connection with the Company’s Investment, each Green Bankshares shareholder as of September 6, 2011 received one CVR per share that entitles the holder to receive up to $0.75 in cash per CVR at the end of a five-year period based on the credit performance of GreenBank’s then existing loan portfolio as of May 5, 2011. The most significant refinements included in the measurement period adjustments are as follows: (1) increases in the collectability of certain legacy bank fully charged-off loan balances and fees; (2) an increase in the estimated fair value of the core deposit intangible assets; (3) an increase in deferred tax assets related to the other fair value estimate changes offset by a reduction of expected realization of items considered to be built in losses; and (4) an increase in Goodwill caused by the net effect of these adjustments. The following table summarizes the Company’s GRNB Investment and Green Bankshares opening balance sheet as of September 7, 2011 adjusted to fair value:

	Reported on Dec. 31, 2011 as of Sept. 7, 2011	Measurement Period Adjustments	Revised as of Sept. 7, 2011
Fair value of assets acquired:
Cash and cash equivalents	$542,725	$—	$542,725
Investment securities	174,188	(450)	173,738
Loans	1,342,798	1,943	1,344,741
Goodwill	26,825	2,316	29,141
Premises and equipment	71,654	(564)	71,090
Other intangible assets	12,118	1,500	13,618
Deferred tax asset	54,642	(5,423)	49,219
Other assets	140,809	(124)	140,685

Total assets acquired	2,365,759	(802)	2,364,957

Fair value of liabilities assumed:
Deposits	1,872,050	—	1,872,050
Long term debt and other borrowings	231,152	—	231,152
Other liabilities	19,474	(802)	18,672

Total liabilities assumed	2,122,676	(802)	2,121,874

Net assets acquired	243,083	—	243,083
Less: non-controlling interest at fair value	(26,814)	—	(26,814)

	216,269	—	216,269
Underwriting and legal costs	750	—	750

Purchase price	$217,019	$—	$217,019

CBF Investment in Capital Bank Corp.

On January 28, 2011, CBKN completed the issuance and sale of 71,000 shares of its common stock to the Company for aggregate consideration of $181,050, less $750 of the Company’s expenses which were reimbursed by CBKN. In connection with the Company’s investment in CBKN, each shareholder as of January 27, 2011 received one CVR that entitles the holder to receive up to $0.75 in cash per CVR (maximum potential payment of $9,658) at the end of a five-year period based on the credit performance of CBKN’s then existing loan portfolio as of November 3, 2010. The following table summarizes the Company’s investment in CBKN and the Company’s opening balance sheet adjusted to fair value:

As of Jan. 28, 2011
Fair value of assets acquired:
Cash and cash equivalents	$208,255
Investment securities	225,336
Mortgage loans held for sale	2,569
Loans	1,104,463
Goodwill	50,095
Other intangible assets	5,004
Deferred tax asset	66,509
Other assets	66,048

Total assets acquired	1,728,279

Fair value of liabilities assumed:
Deposits	1,351,467
Borrowings	123,837
Subordinated debt	19,867
Other liabilities	9,023

Total liabilities assumed	1,504,194

Net assets acquired	224,085
Less: non-controlling interest at fair value	(43,785)

180,300
Underwriting and legal costs	750

Purchase price	$181,050

Pro Formas

The following table reflects the pro forma total net interest income, non interest income and net loss for periods presented as though the acquisition of TIBB, CBKN, GRNB and SCMF had taken place at the beginning of each period. Due to the Company having one reporting segment and the integration of SCMF accounts into that segment, it is impracticable to present separate pro formas for SCMF for the fourth quarter of 2012. The pro forma results are not necessarily indicative of the results of operations that would have occurred had the acquisition actually taken place on the first day of the respective periods, nor of future results of operations.

	Pro Forma Years Ended December 31, (unaudited)
	2012	2011	2010
Net interest income	$285,899	$296,899	$256,308
Non-interest income	84,059	83,902	92,684
Net income (loss)	63,865	(30,327)	(206,050)